UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-21829

BBH TRUST

on behalf of the following series:

BBH Money Market Fund

(Exact name of Registrant as specified in charter)

140 Broadway,

New York, NY 10005

(Address of principal executive offices)

Corporation Services Company,

2711 Centerville Road, Suite 400,

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 625-5759

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULES OF INVESTMENTS

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
September 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CERTIFICATES OF DEPOSIT (13.1%)
$ 45,000,000	Bank of Montreal	10/03/12	0.160%	$ 45,000,000
5,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	10/17/12	0.170	5,000,000
40,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd	11/09/12	0.320	40,000,433
20,000,000	DnB Bank ASA	11/23/12	0.240	20,000,000
25,000,000	DnB Bank ASA	12/12/12	0.230	25,000,000
22,000,000	Rabobank Nederland NV	12/24/12	0.300	22,000,000
22,000,000	Svenska Handelsbanken	11/13/12	0.230	22,000,000
21,500,000	Svenska Handelsbanken	12/20/12	0.220	21,500,000
20,000,000	UBS AG	01/28/13	0.280	20,000,000
	Total Certificates of Deposit			220,500,433

	COMMERCIAL PAPER (13.9%)
20,000,000	Barclays U.S. Funding Corp.[1]	10/01/12	0.050	20,000,000
40,000,000	Barclays U.S. Funding Corp.[1]	12/17/12	0.230	39,980,322
10,000,000	Deutsche Bank Financial LLC[1]	10/01/12	0.100	10,000,000
30,000,000	Deutsche Bank Financial LLC[1]	10/29/12	0.370	29,991,367
40,000,000	ING US Funding LLC[1]	11/19/12	0.345	39,981,217
5,000,000	ING US Funding LLC[1]	12/17/12	0.280	4,997,005
20,000,000	National Australia Funding Delaware,
	Inc.[1,2]	10/01/12	0.210	20,000,000
18,000,000	Rabobank USA Financial Corp.[1]	11/05/12	0.200	17,996,500
25,000,000	Societe Generale NA1	10/01/12	0.180	25,000,000
25,100,000	UBS Finance Delaware LLC[1]	11/26/12	0.245	25,090,434
	Total Commercial Paper			233,036,845

	MUNICIPAL BONDS (11.2%)
1,700,000	Buncombe County, North Carolina[3]	10/05/12	0.290	1,700,000
2,000,000	Buncombe County, North Carolina[3]	10/05/12	0.290	2,000,000
2,000,000	Buncombe County, North Carolina[3]	10/05/12	0.290	2,000,000
14,000,000	California State Health Facilities Financing
	Authority[3]	10/05/12	0.170	14,000,000
9,290,000	Charlotte, North Carolina[3]	10/05/12	0.160	9,290,000
14,000,000	Connecticut State Health & Educational
	Facility Authority[3]	10/05/12	0.170	14,000,000
4,190,000	Guilford County, North Carolina[3]	10/05/12	0.170	4,190,000
5,345,000	Houston, Texas, Higher Education Finance
	Corp.[3]	10/05/12	0.270	5,345,000
7,811,000	Illinois State Finance Authority[3]	10/05/12	0.160	7,811,000
9,830,000	Illinois State Finance Authority[3]	10/05/12	0.190	9,830,000
12,095,000	Kansas State Department of
	Transportation[3]	10/05/12	0.160	12,095,000
13,824,000	Massachusetts State Development
	Finance Agency[3]	10/05/12	0.170	13,824,000
12,100,000	Massachusetts State Health &
	Educational Facilities Authority[3]	10/05/12	0.130	12,100,000
2,395,000	New Hampshire State Health & Education
	Facilities Authority[3]	10/05/12	0.150	2,395,000
13,425,000	New Hampshire State Health & Education
	Facilities Authority[3]	10/05/12	0.180	13,425,000
3,585,000	New Jersey State Educational Facilities
	Authority[3]	10/05/12	0.180	3,585,000

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	MUNICIPAL BONDS (continued)
$ 4,520,000	New York State Dormitory Authority[3]	10/05/12	0.190%	$ 4,520,000
4,200,000	North Carolina State Capital Facilities
	Finance Agency[3]	10/05/12	0.160	4,200,000
4,700,000	State of Ohio[3]	10/05/12	0.180	4,700,000
1,000,000	Oklahoma State Turnpike Authority[3]	10/01/12	0.200	1,000,000
14,000,000	Pennsylvania State Turnpike Commission[3]	10/05/12	0.240	14,000,000
6,200,000	Private Colleges & Universities Authority[3]	10/05/12	0.160	6,200,000
11,600,000	San Diego County, California, Regional
	Transportation Commission[3]	10/05/12	0.210	11,600,000
13,655,000	University of Michigan[3]	10/05/12	0.180	13,655,000
	Total Municipal Bonds			187,465,000

	U.S. GOVERNMENT AGENCY
	OBLIGATIONS (26.5%)
25,000,000	Fannie Mae Discount Notes[1,4]	10/03/12	0.123	24,999,829
50,000,000	Fannie Mae Discount Notes[1]	10/15/12	0.115	49,997,764
40,050,000	Fannie Mae Discount Notes[1]	11/21/12	0.120	40,043,192
35,000,000	Fannie Mae Discount Notes[1]	11/28/12	0.131	34,992,613
60,000,000	Federal Home Loan Bank Discount Notes[1,4]	10/17/12	0.118	59,996,867
25,000,000	Federal Home Loan Bank Discount Notes[1]	11/09/12	0.135	24,996,344
60,000,000	Federal Home Loan Bank Discount Notes[1,4]	11/21/12	0.120	59,989,800
15,000,000	Freddie Mac Discount Notes[1]	10/09/12	0.120	14,999,600
30,000,000	Freddie Mac Discount Notes[1]	10/23/12	0.120	29,997,800
35,000,000	Freddie Mac Discount Notes[1]	11/14/12	0.130	34,994,439
70,000,000	Freddie Mac Discount Notes[1,4]	11/26/12	0.130	69,985,844
	Total U.S. Government Agency
	Obligations			444,994,092

	U.S. TREASURY BILLS (20.3%)
75,000,000	United States Treasury Bill[1,4]	10/04/12	0.080	74,999,500
110,000,000	United States Treasury Bill[1,4]	10/18/12	0.073	109,996,193
75,000,000	United States Treasury Bill[1,4]	11/01/12	0.092	74,994,080
80,000,000	United States Treasury Bill[1,4]	11/08/12	0.080	79,993,244
	Total U.S. Treasury Bills			339,983,017

	TIME DEPOSITS (5.8%)
32,400,000	BNP Paribas	10/01/12	0.080	32,400,000
25,000,000	Royal Bank of Canada	10/01/12	0.050	25,000,000
40,000,000	Wells Fargo	10/01/12	0.090	40,000,000
	Total Time Deposits			97,400,000

	REPURCHASE AGREEMENTS (9.2%)
30,000,000	BNP Paribas (Agreement dated 09/28/12
	collateralized by FNMA 3.000%, due
	07/01/27)	10/01/12	0.250	30,000,000
40,000,000	Deutsche Bank Securities, Inc. (Agreement
	dated 09/28/12 collateralized by FNMA
	4.500%, due 04/01/39)	10/01/12	0.250	40,000,000

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS
	(continued)
$ 55,000,000	RBC Capital Markets (Agreement dated
	09/28/12 collateralized by FHLMC
	3.213%, due 06/01/41, FNMA 2.515%-
	2.799%, due 02/01/42-10/01/42)	10/01/12	0 .230%	$ 55,000,000
30,000,000	Societe Generale (Agreement dated
	09/28/12 collateralized by FHLMC
	2.500%, due 10/01/34, FNMA 2.296%-
	5.000%, due 04/01/23-09/01/37)	10/01/12	0 .240	30,000,000
	Total Repurchase Agreements			155,000,000

TOTAL INVESTMENTS AT AMORTIZED COST	100.0%	$ 1,678,379,387
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS	0.0	(253,451)
NET ASSETS	100.0%	$ 1,678,125,936

[1]	Coupon represents a yield to maturity.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at September 30, 2012 was $20,000,000 or 1.2% of net assets.
[3]	Variable rate demand note. The maturity dates reflect the demand repayment dates. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the September 30, 2012 coupon or interest rate.
[4]	Coupon represents a weighted average yield.

Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation.

FNMA — Federal National Mortgage Association.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)

A. FAIR VALUE MEASUREMENTS

BBH Money Market Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three levels defined by the fair value hierarchy are as follows:

— Level 1 – (unadjusted) quoted prices in active markets for identical investments.

— Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

— Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Investment Manager’s perceived risk of that instrument.

Financial assets whose values are based on quoted market prices in active markets, and therefore classified within level 1, include active listed equities, exchange traded derivatives, U.S. government treasury bills and certain non-U.S. sovereign obligations. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value. The Fund does not classify any holdings at level 3.

At September 30, 2012, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2012.

Investments, at value	(Unadjusted) Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of September 30, 2012
Certificates of Deposit	$–	$220,500,433	$–	$220,500,433
Commercial Paper	–	233,036,845	–	233,036,845
Municipal Bonds	$–	$187,465,000	$–	$187,465,000
U.S. Government Agency Obligations	–	444,994,092	–	444,994,092
U.S. Treasury Bills	–	339,983,017	–	339,983,017
Time Deposits	–	97,400,000	–	97,400,000
Repurchase Agreements	–	155,000,000	–	155,000,000
Total Investments, at value	$–	$1,678,379,387	$–	$1,678,379,387

* The Fund's policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between levels 1, 2 or 3 as of September 30, 2012, based on the valuation input levels on June 30, 2012.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

BBH MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS (continued)
September 30, 2012 (unaudited)

For more complete information on the Fund, call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

BBH TRUST

By: /s/ Radford W. Klotz

Radford W. Klotz

President - Principal Executive Officer

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Radford W. Klotz

Radford W. Klotz

President - Principal Executive Officer

Date: November 29, 2012

By: /s/ Charles H. Schreiber

Charles H. Schreiber

Treasurer - Principal Financial Officer

Date: November 29, 2012